Adjustments reconciling profit after tax to operating cash flows (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Cash Generated from Operations
42. Adjustments reconciling Total profit after tax to operating cash flows

	2022 £m	2021 (1) £m	2020 (1) £m

Total profit after tax from continuing operations	4,921	3,516	5,103

Tax on profits	707	83	67

Share of after-tax profits of associates and joint ventures	2	(33)	(33)

Finance expense net of finance income	803	755	842

Depreciation	1,061	1,034	1,004

Amortisation of intangible assets	1,086	1,088	1,046

Impairment and assets written off	481	529	684

Profit on sale of businesses	(36)	(47)	(2,815)

Profit on sale of intangible assets	(185)	(539)	(279)

Loss on sale of investments in associates	–	36	–

Profit on sale of equity investments	(1)	(8)	(69)

Changes in working capital:

Decrease/(increase)in inventories	(269)	51	100

Increase in trade receivables	(158)	(780)	(279)

Increase in trade payables	494	229	132

(Increase) in other receivables	(458)	(382)	(349)

Contingent consideration paid (see Note 33)	(1,058)	(742)	(765)

Other non-cash increase in contingent consideration liabilities	1,628	1,063	1,275

Increase in other payables	(5)	1,505	885

Increase/(decrease) in pension and other provisions	(962)	(299)	428

Share-based incentive plans	346	343	337

Fair value adjustments	(283)	(31)	373

Other	(170)	(122)	(13)

Operating cash flow from continuing operations	7,944	7,249	7,674

Operating cash flow from discontinued operations	932	1,994	2,422

Total cash generated from operations	8,876	9,243	10,096

(1)	The 2021 and 2020 comparatives have been restated on a consistent basis from those previously published to reflect the demerger of the Consumer Healthcare business (see Note 41).